CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 64,481	$ (110,503)	$ (185,352)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,770)	9,585	(10,994)
Net unrealized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(9,671)	3,891	(18,518)
Transfer to statements of operations of realized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(7,364)	(3,243)	(729)
Other comprehensive (loss) income	(22,805)	10,233	(30,241)
Comprehensive (loss) income	41,676	(100,270)	(215,593)
Less: Comprehensive loss attributable to noncontrolling interest	(10,578)	(76)	0
Comprehensive (loss) income attributable to Renren Inc.	$ 52,254	$ (100,194)	$ (215,593)